REVENUE - Accounts Receivable (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable
Reduction to earnings (loss) from equity method investments	$ 900
Accounts receivable, net:
Total accounts receivable, net		$ 20,860	$ 27,810	$ 14,965
Private Insurance Companies
Accounts Receivable
Reduction of accounts receivable	15,000
Reduction of revenue	15,000
Provider Network Entities
Accounts Receivable
Reduction of accounts receivable	3,100
Technical services
Accounts receivable, net:
Total accounts receivable, net		9,539	18,904	12,436
Professional services
Accounts receivable, net:
Total accounts receivable, net		10,971	8,209	2,142
Other.
Accounts receivable, net:
Total accounts receivable, net		$ 350	$ 697	$ 387
Management fee revenue | Provider Network Entities
Accounts Receivable
Reduction of revenue	2,200
Out-of-network fee | Provider Network Entities
Accounts Receivable
Reduction of revenue	$ 3,100